Investment Objectives and Goals - Easterly RocMuni High Income Municipal Bond Fund	Mar. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Easterly ROCMuni High Income Municipal Bond Fund’s (the “High Income Fund” or “Fund”) primary investment objective is to provide current income exempt from regular federal income tax.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek total return.